Stock-Based Compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 80.00
Number of stock options outstanding (in shares)	6,807,169
Outstanding, Weighted-Average Remaining Contractual Life	5 years 7 months 21 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 31.17
Number of stock options exercisable	1,927,069
Exercisable, Weighted-Average Remaining Contractual Life	4 years 6 months 22 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 26.87
Stock Options | DISH Network Awards
Exercise prices for stock options outstanding and exercisable:
Number of stock options outstanding (in shares)	6,807,169	10,214,344	11,938,090	13,018,490
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 31.17	$ 25.29	$ 22.49	$ 18.99
Number of stock options exercisable	1,927,069	3,107,544	4,061,289
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 26.87	$ 19.81	$ 17.88
Range of Exercise Prices $00.00 - $10.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 10.00
Number of stock options outstanding (in shares)	236,379
Outstanding, Weighted-Average Remaining Contractual Life	2 years 4 months 17 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 6.35
Number of stock options exercisable	236,379
Exercisable, Weighted-Average Remaining Contractual Life	2 years 4 months 17 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 6.35
Range Of Exercise Prices $10.01 - $20.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	10.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 20.00
Number of stock options outstanding (in shares)	1,944,187
Outstanding, Weighted-Average Remaining Contractual Life	4 years 5 months 9 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 15.48
Number of stock options exercisable	144,187
Exercisable, Weighted-Average Remaining Contractual Life	3 years 8 months 19 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 16.67
Range of Exercise Prices $20.01 - $30.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	20.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 30.00
Number of stock options outstanding (in shares)	1,892,978
Outstanding, Weighted-Average Remaining Contractual Life	4 years 11 months 19 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 26.33
Number of stock options exercisable	1,171,378
Exercisable, Weighted-Average Remaining Contractual Life	4 years 6 months 15 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 26.12
Range of Exercise Prices $30.01 - $40.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	30.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 40.00
Number of stock options outstanding (in shares)	1,633,075
Outstanding, Weighted-Average Remaining Contractual Life	6 years 9 months 7 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 36.12
Number of stock options exercisable	227,975
Exercisable, Weighted-Average Remaining Contractual Life	6 years 2 months 27 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 35.07
Range of Exercise Prices $40.01 - $50.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	40.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 50.00
Number of stock options outstanding (in shares)	21,400
Outstanding, Weighted-Average Remaining Contractual Life	5 years 9 months
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 44.65
Number of stock options exercisable	8,000
Exercisable, Weighted-Average Remaining Contractual Life	3 years 1 month 24 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 42.92
Range of Exercise Prices $50.01 - $60.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	50.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 60.00
Number of stock options outstanding (in shares)	113,500
Outstanding, Weighted-Average Remaining Contractual Life	7 years 26 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 58.09
Number of stock options exercisable	24,000
Exercisable, Weighted-Average Remaining Contractual Life	4 years 8 months 16 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 57.92
Range of Exercise Prices $60.01 - $70.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	60.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 70.00
Number of stock options outstanding (in shares)	945,650
Outstanding, Weighted-Average Remaining Contractual Life	8 years 2 months 5 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 66.37
Number of stock options exercisable	95,150
Exercisable, Weighted-Average Remaining Contractual Life	7 years 8 months 23 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 64.01
Range of Exercise Prices $70.01 - $70.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	70.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 80.00
Number of stock options outstanding (in shares)	20,000
Outstanding, Weighted-Average Remaining Contractual Life	4 years
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 72.89
Number of stock options exercisable	20,000
Exercisable, Weighted-Average Remaining Contractual Life	4 years
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 72.89